Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment
Premises and Equipmentt

Note 7 - Premises and Equipment

	December 31,
	2011	2010
	(In Thousands)

Land	$1,837	$1,560
Buildings and improvements	11,080	8,425
Leasehold improvements	1,053	1,186
Furniture, fixtures and equipment	3,462	3,315

	17,432	14,486
Accumulated depreciation and amortization	(3,856)	(3,127)

	$13,576	$11,359

Buildings and improvements include a building constructed on property leased from a related party (see Note 3).

Rental expenses related to the occupancy of premises and related shared costs for common areas totaled $987,000, $693,000 and $425,000 for the years ended December 31, 2011, 2010, and 2009, respectively. The minimum obligation under non-cancelable lease agreements expiring through April 30, 2031, for each of the years ended December 31 is as follows (in thousands):

2012	$1,142
2013	864
2014	827
2015	538
2016	361
Thereafter	2,640

$6,372